Related parties - Balances with the related parties (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2020	Dec. 31, 2019
BNP Paribas Cardif Life Insurance
Assets:
Credit card loans	₩ 81	₩ 173
Allowances for credit loss	0	0
Other assets	76	92
Liabilities:
Deposits	13,941	402
Provisions	0	0
Partners 4th Growth Investment Fund
Liabilities:
Deposits	2,802	1,443
BNP Paribas Cardif General Insurance
Assets:
Credit card loans	21	26
Allowances for credit loss	0	0
Other assets	0	401
Liabilities:
Deposits	41	17
Shinhan Praxis K-Growth Global Private Equity Fund
Assets:
Other assets	0	91
Dream High Fund III
Liabilities:
Deposits	4	5
Credian Healthcare Private Equity Fund II
Liabilities:
Deposits	2	4
KDBC Midas Dong-A Snowball Venture Fund II
Liabilities:
Deposits	1,739	233
Eum Private Equity Fund No.3
Liabilities:
Deposits	20	353
Shinhan Global Healthcare Fund 1
Liabilities:
Unearned revenue		0
Shinhan Fintech New Technology Fund No.1
Liabilities:
Unearned revenue		0
Taihan Industrial System Co., Ltd.
Liabilities:
Deposits		0
Incorporated association Finance Saving Information Center
Assets:
Credit card loans		0
Liabilities:
Deposits	7	6
GX SHINHAN INTERVEST 1st Private Equity Fund
Liabilities:
Unearned revenue	0	248
Nomura investment property trust No.19
Assets:
Loans	11,976	11,973
Other assets	44	42
SHBNPP MAIN Professional Investment Type Private Mixed Asset Investment Trust No.3
Assets:
Other assets	1,160	678
Shinhan-Stonebridge Petro PEF
Assets:
Other assets	0	810
Korea Finance Security
Liabilities:
Deposits	568	362
SHINHAN-CORE TREND GLOBAL FUND 1
Liabilities:
Unearned revenue	16	9
Hermes Private Investment Equity Fund
Liabilities:
Deposits	352	275
Multimedia Tech Co.Ltd
Liabilities:
Deposits	0	3
Korea Credit Bureau
Liabilities:
Deposits	2,088	80
Goduck Gangil1 PFV Co., Ltd
Assets:
Loans	24,000	24,000
Allowances for credit loss	(71)	(78)
SBC PFV Co., Ltd
Liabilities:
Deposits	8,011	5,142
GMG Development Co,. Ltd
Liabilities:
Deposits	0	300
Sprott Global Renewable Private Equity Fund I
Liabilities:
Deposits	258	342
IMM Global Private Equity Fund
Assets:
Loans	800	800
Allowances for credit loss	(2)	(3)
Liabilities:
Deposits	10,820	7,598
Goduck Gangil10 PFV Co., Ltd
Assets:
Loans	9,400	0
Allowances for credit loss	(19)	0
Liabilities:
Deposits	2,718	0
Shinhan Global Healthcare Fund 2
Liabilities:
Deposits	1	0
One Shinhan Global Fund 1
Liabilities:
Unearned revenue	122	0
IGIS PRIVATE REAL ESTATE TRUST NO.331
Assets:
Loans	9,919	0
Accrued income	121	0
Liabilities:
Unearned revenue	22	0
COSPEC BIM tech
Assets:
Loans	151	0
Allowances for credit loss	(95)
Other assets	0	0
Liabilities:
Deposits	1	0
IMM Special Situation 1-2 PRIVATE EQUITY FUND
Liabilities:
Deposits	117
Unearned revenue	0	0
EDNCENTRAL Co.,Ltd.
Assets:
Loans	19,450	0
Accrued income	9	0
Liabilities:
Unearned revenue	578	0
KoFC-Neoplux R&D-Biz Creation 2013-1 Investment
Assets:
Account receivables	2,823	0
Future-Creation Neoplux Venture Capital Fund
Assets:
Account receivables	4,137	0
Neoplux Market-Frontier Secondary Fund
Assets:
Account receivables	1,630	0
Gyeonggi-Neoplux Superman Fund
Assets:
Account receivables	186	0
Shinhan-Neoplux Energy Newbiz Fund
Assets:
Account receivables	25	0
SHINHAN-NEO Core Industrial Technology Fund
Assets:
Account receivables	3	0
KTC-NP Growth Champ 2011-2 Private Equity Fund
Assets:
Account receivables	4,528	0
Neoplux No.3 Private Equity Fund
Assets:
Account receivables	748	0
NV Station Private Equity Fund
Liabilities:
Deposits	100
Pacific Sunny Professional Investors Private Placement Real Estate Investment Company No.45
Liabilities:
Unearned revenue	76
IGIS Private Real Estate Investment Trust 286
Assets:
Other assets	436
Genesis North America Power Company No.1 PEF
Assets:
Other assets	2,171
Key management personnel and their immediate relatives:
Assets:
Loans	₩ 5,144	₩ 4,426